Details of Wallbox Group subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary Of Details of Wallbox Group Subsidiaries

				% Equity interest
Company name	Registered office	Activity	Company holding investment	December 31, 2025	December 31, 2024	Consolidation method
Wall Box Chargers, S.L.U.	Paseo de la Castellana, 95. Planta 28, 28046, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wallbox NV	100%	100%	*	Fully consolidated
Kensington Capital Acquisition Corp II	1400 Old Country Road, Suite 301, Westbury, NY 11590	Special purpose acquisition company	Wallbox NV	100%	100%	*	Fully consolidated
Wallbox UK Limited	378-380 Deansgate, Manchester, United Kingdom M3 4LY	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
SAS Wallbox France	Avenue des Champs Elysées 102, 75008, Paris, France	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
WBC Wallbox Chargers Deutschland GmbH	Leopoldstraße 23, 80802 München, Germany	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox Italy, S.R.L.	Piazza Tre Torri 2, 20145 CAP, Milano, Italy	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox Netherlands B.V.	Overhoeksplein 1, Amsterdam 1031 KS, Netherlands	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox USA Inc.	2240 Forum Drive, Arlington, TX 76010, USA	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox Shanghai Ldt.	Room 06-116,6F, No.482,488,492,518 Xinjiang Road, Jingan District, Shanghai, China	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox AS	Professor Olav Hanssens vei 7A, 4021 Stavanger, Norway	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox ApS	C/O Azets Insight A/S Lyskær 3C, 2, 2730 Herlev, Denmark	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%	—	Fully consolidated
Wallbox AB	C/O WEWORK Malmskillnadsgatan, 32, Stockholm, 5 111 51, Sweden	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%	—	Fully consolidated
Wallbox Oy	Azets Insight Oy PB, 1, Azets 00028, Finland	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%	—	Fully consolidated
Electromaps, S.L.U.	Calle Foc 68, 08038, Barcelona, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Coil, Inc.	1307 Hayes Street Suite 5 San Francisco, CA 94117 US	EV Charge installer	Wallbox USA, Inc.	100%	100%	—	Fully consolidated
AR Electronics Solutions, S.L.U.	Calle Foc 68, 08038, Barcelona, Spain	Manufacture of Electronical components	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox Australia PTY, Ltd	152 Elizabeth Street - Level 4 - Melbourne VIC 3000	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
WBX Chargers Portugal, Unipessoal Lda	Rua de Vilar, 235 Edifício Scala, 2 andar Porto 4050 626, Portugal	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
Wallbox Belgium BV	Pegasuslaan 5, 1831 Machelen, Belgium	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	—	Fully consolidated
ABL Gmbh (1)	Albert-Büttner-Straße 11, 91207 Lauf / Pegnitz, Deutschland	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	79%	75%	—	Fully consolidated
ABL Morocco S.A.	Lot 2, Ilot 72 Tanger 90100, Morocco	Retail innovative solutions for charging Electric Vehicles	ABL Gmbh	99%	99%	—	Fully consolidated
ABL Nederland B.V.	Meander 251 6825 MC Arnhem, Netherlands	Retail innovative solutions for charging Electric Vehicles	ABL Gmbh	100%	100%	—	Fully consolidated
ABL (Shangai) Co. Ltd	Yuandong Building, No. 1101 Pudong South Road,200120 Shanghai, China	Retail innovative solutions for charging Electric Vehicles	ABL Gmbh	100%	100%	—	Fully consolidated

(*) direct ownership

(-) indirect ownership

(1) ABL GmbH is using the exemption rules acc. Sec. 264 (3) German commercial law to the extent that ABL GmbH isn’t required to (prepare) audit and publish their statutory financial statement as of 31st December 2023, 2024 and 2025.